Federated Hermes U.S. Strategic Dividend ETF
Portfolio of Investments
July 31, 2024 (unaudited)
Shares		Value
	COMMON STOCKS—99.7%
	Communication Services—4.6%
106	AT&T, Inc.	$ 2,041
28,294	Comcast Corp., Class A	1,167,693
38,598	Interpublic Group of Cos., Inc.	1,241,698
70,289	Verizon Communications, Inc.	2,848,110
	TOTAL	5,259,542
	Consumer Discretionary—3.0%
18,960	Best Buy Co., Inc.	1,640,419
12,275	Darden Restaurants, Inc.	1,795,710
	TOTAL	3,436,129
	Consumer Staples—17.6%
13,630	Clorox Co.	1,798,206
78,623	Conagra Brands, Inc.	2,383,849
5,671	Hershey Foods Corp.	1,119,909
96,860	Kenvue, Inc.	1,790,942
11,928	Kimberly-Clark Corp.	1,610,877
12,784	PepsiCo, Inc.	2,207,413
31,849	Philip Morris International, Inc.	3,667,731
20,608	Target Corp.	3,099,649
33,888	The Coca-Cola Co.	2,261,685
	TOTAL	19,940,261
	Energy—5.1%
20,412	Chevron Corp.	3,275,514
8,019	EOG Resources, Inc.	1,016,809
12,909	Exxon Mobil Corp.	1,530,878
	TOTAL	5,823,201
	Financials—12.0%
8,516	Bank of New York Mellon Corp.	554,136
116	Huntington Bancshares, Inc.	1,734
8,514	JPMorgan Chase & Co.	1,811,779
34,823	Morgan Stanley	3,594,082
18,891	PNC Financial Services Group, Inc.	3,421,160
42,901	Truist Financial Corp.	1,917,246
50,513	U.S. Bancorp	2,267,023
	TOTAL	13,567,160
	Health Care—15.8%
13,884	AbbVie, Inc.	2,572,983
10,827	Amgen, Inc.	3,599,653
45,734	Bristol-Myers Squibb Co.	2,175,109
18,138	CVS Health Corp.	1,094,265
41,284	Gilead Sciences, Inc.	3,140,061
15,476	Johnson & Johnson	2,442,887
5,656	Merck & Co., Inc.	639,863
73,833	Pfizer, Inc.	2,254,860
	TOTAL	17,919,681
	Industrials—5.6%
1,874	Lockheed Martin Corp.	1,015,558
11,984	MSC Industrial Direct Co.	1,065,977

Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
16,021	Paychex, Inc.	$ 2,051,008
17,123	United Parcel Service, Inc.	2,232,326
	TOTAL	6,364,869
	Information Technology—6.7%
52,122	Cisco Systems, Inc.	2,525,311
25,377	Corning, Inc.	1,015,334
15,643	Skyworks Solutions, Inc.	1,777,357
11,432	Texas Instruments, Inc.	2,329,956
	TOTAL	7,647,958
	Materials—4.0%
171,721	Amcor PLC	1,808,222
26,856	LyondellBasell Industries N.V.	2,671,098
	TOTAL	4,479,320
	Real Estate—8.0%
99,250	Kimco Realty Corp.	2,156,703
47,718	NNN REIT, Inc.	2,142,061
19,981	ProLogis, Inc.	2,518,605
38,375	Realty Income Corp.	2,203,876
	TOTAL	9,021,245
	Utilities—17.3%
24,022	American Electric Power Co., Inc.	2,357,039
28,981	Duke Energy Corp.	3,166,754
19,875	Entergy Corp.	2,304,904
42,923	Evergy, Inc.	2,489,534
20,177	NextEra Energy, Inc.	1,541,321
59,746	PPL Corp.	1,775,651
19,772	Public Service Enterprises Group, Inc.	1,577,212
37,819	Southern Co.	3,158,643
15,153	WEC Energy Group, Inc.	1,304,067
	TOTAL	19,675,125
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $104,728,248)	113,134,491
	OTHER ASSETS AND LIABILITIES - NET—0.3%[1]	374,504
	TOTAL NET ASSETS—100%	$113,508,995

1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated Equity Management Company of Pennsylvania (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust